December 9, 2013	+1 617 526-6000 (t) +1 617 526 5000 (f)

Via EDGAR Submission

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, NE

Washington, DC 20549

Attention: Jeffrey P. Riedler

Re:	Eleven Biotherapeutics, Inc.

Draft Registration Statement on Form S-1

Submitted November 7, 2013

CIK No. 0001485003

Ladies and Gentlemen:

On behalf of Eleven Biotherapeutics, Inc. (the “Company”), we are responding to the comments of the staff (the “Staff”) of the Securities and Exchange Commission contained in its letter dated December 4, 2013 (the “Comment Letter”), relating to the above referenced Draft Registration Statement on Form S-1 (the “Registration Statement”). The Company also is confidentially submitting a revised draft of the Registration Statement with this response letter.

Set forth below are the Company’s responses to the Staff’s comments. The responses set forth below are based upon information provided to Wilmer Cutler Pickering Hale and Dorr LLP by the Company. For convenience, the responses are keyed to the numbering of the comments and the headings used in the Comment Letter.

On behalf of the Company, we advise you as follows:

Form S-1

General

1.	We note that there are a number of additional exhibits that still need to be filed. Please provide these exhibits as promptly as possible. Please note that we may have comments on these materials once they are provided.

Response:	The Company will file all exhibits as soon as practicable and acknowledges that the Staff may have further comments once these exhibits are provided.

2.	We note that you intend to seek confidential treatment for several of your exhibits. Please note that comments on your confidential treatment request will be sent under separate cover.

Securities and Exchange Commission

December 9, 2013

Response:	The Company acknowledges the Staff’s comment.

3.	Please confirm that the graphics included in your draft registration statement are the only graphics you will use in your prospectus. If those are not the only graphics, please provide any additional graphics prior to their use for our review.

Response:	Other than as included in the prospectus forming part of the Registration Statement, the Company does not currently intend to include any additional graphics. If the Company determines to include any additional graphic or other visual information in the prospectus, the Company will promptly provide such material to the Staff on a supplemental basis. The Company acknowledges that the Staff may have additional comments regarding this material.

4.	Please supplementally provide us with copies of all written communications, as defined in Rule 405 under the Securities Act, that you, or anyone authorized to do so on your behalf, present to potential investors in reliance on Section 5(d) of the Securities Act, whether or not they retain copies of the communications. Similarly, please supplementally provide us with any research reports about you that are published or distributed in reliance upon Section 2(a)(3) of the Securities Act of 1933 added by Section 105(a) of the Jumpstart Our Business Startups Act by any broker or dealer that is participating or will participate in your offering.

Response:	The Company acknowledges the Staff’s request and undertakes to comply with it as applicable. To date, neither the Company nor anyone authorized on its behalf has presented any written communications in reliance on Section 5(d) of the Securities Act to potential investors. In addition, to the Company’s knowledge, to date, no broker or dealer that is participating or will participate in the Company’s initial public offering has published or distributed a research report in reliance upon Section 2(a)(3) of the Securities Act.

5.	Please define the terms “in vitro” and “in vivo” the first time you use them and in the sixth paragraph of the section entitled “Competition” when you discuss the FDA issued draft bioequivalence guidance regarding Restasis.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on pages 3, 4, 84, 103 and 109 of the revised draft of the Registration Statement.

Securities and Exchange Commission

December 9, 2013

Summary

Company Overview, page 1

6.	You reference a “separate clinical trial conducted by your scientific founder using another IL-1 receptor antagonist” in the third paragraph of this section. Please revise your disclosure to identify this clinical trial.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on page 1 of the revised draft of the Registration Statement.

Our Approach

EB-005 – a Novel IL-1 Receptor Antagonist

7.	We note your lack of disclosure regarding INDs related to EBI-005. Please disclose the date of filing, the filer and the indications covered by any EBI-005-related IND. If an IND has not been filed yet for EBI-005, please provide appropriate disclosure explaining why no IND has been filed.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on pages 4 and 86 of the revised draft of the Registration Statement.

Risk Factors

8.	Please include an appropriately titled risk factor discussing your ability to use your net operating loss carryforwards and your federal and state research and development tax credit carryforwards. In doing so, please quantify the amount of your net operating loss carryforwards and tax credit carryforwards and provide the expiration dates for the carryforwards in the risk factor.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on pages 42 and 43 of the revised draft of the Registration Statement to include the requested risk factor.

Risks Related to Our Financial Position and Need For Additional Capital

We will need substantial additional funding. If we are unable to raise capital…, page 12

9.	Please disclose the amount of your cash and cash equivalents in the third paragraph of this risk factor when you discuss how long these funds along with the proceeds of this offering will enable you to fund your business.

Securities and Exchange Commission

December 9, 2013

Response:	In response to the Staff’s comment, the Company has revised the disclosure on pages 13 and 74 of the revised draft of the Registration Statement.

Risks Related to the Commercialization of Our Product Candidates

Even if EBI-005 or any other product candidate that we develop receives…, page 20

10.	We note that your statement, “Our estimates of the potential market opportunity for EBI-005 include several key assumptions based on our industry knowledge, industry publications, third-party research reports and other surveys.” Please expand your disclosure in this risk factor to discuss these “key assumptions.”

Response:	In response to the Staff’s comment, the Company has revised the disclosure on page 21 of the revised draft of the Registration Statement to reflect the appropriate risk based on the Company’s having obtained data from third party sources.

Risks Related to Our Common Stock and This Offering

We are an “emerging growth company,” and the reduced disclosure requirements…, page 43

11.	We note your disclosure in this risk factor and in the section entitled “Emerging Growth Company Status” on page 68 that you have elected to not delay the adoption of new accounting standards. Please expand your disclosure in both sections to state that your election is irrevocable.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on pages 44 and 69 of the revised draft of the Registration Statement.

Business

Proof of Concept Clinical Trial with Anakinra, an IL-1 Blocker, page 83

12.	Please expand your disclosure in this section to provide the two different doses of anakinra that were used during the proof of concept clinical trial.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on page 85 of the revised draft of the Registration Statement.

13.	We note that you subsequently conducted additional, retrospective analysis of the individual questions of the OSDI and observed a statistically significant improvement from baseline in pain and discomfort. Please expand your disclosure to describe the additional, retrospective analysis that was done on the OSDI data. Similarly please expand your disclosure under the section entitled “Completed Phase 1b/2a Clinical Trial in Dry Eye Disease” to describe the additional, retrospective analyses that were done in that trial.

Securities and Exchange Commission

December 9, 2013

Response:	In response to the Staff’s comment, the Company has revised the disclosure on pages 85 and 93 of the revised draft of the Registration Statement.

Planned Pivotal Phase 3 Clinical Program of EBI-005 for the Treatment of Dry Eye Disease

Planned Phase 3 Clinical Trial Endpoints, page 85

14.	Please define the term “immunogenicity” the first time you use it in the second paragraph of this section.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on page 87 of the revised draft of the Registration Statement.

Intellectual Property, page 102

15.	We note the list of your 19 material patent applications which you own or in-license. Please revise your disclosure to specify which patent applications you own and which ones are in-licensed. For the ones that are in-licensed, please disclose from whom you in- license these applications. Also, please specify for which U.S. patent applications you have foreign counterparts, and disclose the foreign jurisdictions where these counterparts are located and their anticipated expiration dates.

Response:	In response to the Staff’s comment, the Company has revised the disclosure on pages 104 and 105 of the revised draft of the Registration Statement.

Transactions with Related Person

Indemnification Agreements, page 133

16.	Please file the indemnification agreements, or form of agreement, with your directors and executive officers as exhibits.

Response:	The Company will file the form of indemnification agreement to be entered into with the Company’s directors and executive officers as soon as practicable.

Securities and Exchange Commission

December 9, 2013

Shares Eligible For Future Sale

Lock-Up Agreements, page 143

17.	Please file the lock-up agreements as exhibits.

Response:	The Company notes that the form of lock-up agreement signed by the Company’s directors, officers and stockholders, as referenced on page 147 of the revised draft of the Registration Statement, will be filed with the underwriting agreement as soon as practicable.

If you have any further questions or comments, or if you require any additional information, please contact the undersigned by telephone at (617) 526-6506 or facsimile at (617) 526-5000. Thank you for your assistance.

Very truly yours,

/s/	Richard A. Hoffman
Richard A. Hoffman, Partner

cc: Abbie C. Celniker, Ph.D.